SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

HUAZHU GROUP LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at	Charge to
	Beginning of	Costs and	Charge to Other		Addition Due to	Charge Taken		Balance at
	Year	Expenses	Accounts		Acquisition	Against Allowance	Write off	End of Year
	(Renminbi in millions)
Allowance for accounts receivable, loan receivables and other financial assets:
2018	11	10	—		4	—	(8)	17
2019	17	21	—		—	—	(16)	22
2020	22	65	7	A	—	—	(7)	87
Valuation allowance for deferred tax assets

2018	123	36	—		—	(43)	(9)	107
2019	107	79	—		—	(24)	(10)	152
2020	152	249	—		—	(32)	—	369

A-This amount represents the credit loss for accounts receivable, loan receivables and other financial assets recorded upon the adoption of ASU 2016-13 (Note 2).

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